Pensions and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Pension and Other Postretirement Benefit Plans Tables [Abstract]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2010	2009	2010	2009

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$395.2	$408.5	$608.3	$511.7
Business combination	—	—	4.3	10.4
Service costs	0.3	0.8	11.4	9.7
Interest costs	21.1	20.6	30.7	28.6
Curtailment	—	(3.1)	(5.9)	(2.7)
Plan participants' contributions	—	—	3.3	3.1
Actuarial (gains) losses	16.7	(12.1)	38.8	31.1
Benefits paid	(19.7)	(19.5)	(24.1)	(21.5)
Currency translation and other	—	—	(10.5)	37.9

Benefit Obligation at End of Year	$413.6	$395.2	$656.3	$608.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$347.1	$292.0	$475.0	$368.9
Business combination	—	—	1.3	9.8
Actual return on plan assets	34.7	63.3	45.5	60.4
Employer contribution	0.4	11.3	21.5	27.3
Plan participants' contributions	—	—	3.3	3.1
Benefits paid	(19.7)	(19.5)	(24.1)	(21.5)
Currency translation and other	—	—	(12.0)	27.0

Fair Value of Plan Assets at End of Year	$362.5	$347.1	$510.5	$475.0

Funded Status	$(51.1)	$(48.1)	$(145.8)	$(133.3)

Accumulated Benefit Obligation	$413.6	$395.2	$625.4	$581.8

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$2.3	$3.1
Current liability	—	—	(3.6)	(3.5)
Non-current liability	(51.1)	(48.1)	(144.5)	(132.9)

Net amount recognized	$(51.1)	$(48.1)	$(145.8)	$(133.3)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$109.3	$98.1	$42.0	$24.4
Prior service credits	—	—	(0.5)	(0.5)

Net amount recognized	$109.3	$98.1	$41.5	$23.9

       The actuarial assumptions used to compute the funded (unfunded) status for the plans are based upon information available as of December 31, 2010 and 2009 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2010	2009	2010	2009

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	5.25%	5.50%	4.77%	5.37%
Average rate of increase in employee compensation	4.00%	4.00%	3.34%	3.24%

       The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	5.50%	5.25%	5.75%	5.37%	5.43%	5.20%
Average rate of increase in employee compensation	4.00%	4.00%	4.04%	3.24%	3.29%	3.60%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.59%	5.67%	6.08%

The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2010	2009	2010	2009

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$11.6	$12.3	$32.2	$31.4
Service costs	—	—	0.4	0.6
Interest costs	0.6	0.6	1.8	1.8
Plan participants' contributions	—	—	1.4	1.4
Actuarial (gains) losses	0.6	(0.8)	2.2	(0.9)
Benefits paid	(0.4)	(0.5)	(3.5)	(3.4)
Currency translation and other	—	—	0.4	1.3

Benefit Obligation at End of Year	$12.4	$11.6	$34.9	$32.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.4	0.5	2.1	2.0
Plan participants' contributions	—	—	1.4	1.4
Benefits paid	(0.4)	(0.5)	(3.5)	(3.4)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(12.4)	$(11.6)	$(34.9)	$(32.2)

Accumulated Benefit Obligation	$12.4	$11.6

Amounts Recognized in Balance Sheet
Current liability	$(0.5)	$(0.5)	$(2.1)	$(2.3)
Non-current liability	(11.9)	(11.1)	(32.8)	(29.9)

Net amount recognized	$(12.4)	$(11.6)	$(34.9)	$(32.2)

Amounts Recognized in Accumulated Other Comprehensive (Income) Loss
Net actuarial (gain) loss	$0.4	$(0.2)	$(0.5)	$(3.1)
Prior service credits	—	—	(0.7)	(0.8)

Net amount recognized	$0.4	$(0.2)	$(1.2)	$(3.9)

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	5.25%	5.50%	5.44%	5.94%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.91%	8.59%
Ultimate healthcare cost trend rate			5.52%	5.62%

	SERP Benefits			Postretirement Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	5.50%	5.25%	5.75%	5.94%	5.73%	5.66%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2011 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post-retirement Benefits

Net Actuarial Loss (Gain)	$4.1	$1.5	$(0.1)
Net Prior Service Costs (Credit)	—	—	(0.1)

	$4.1	$1.5	$(0.2)

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2010	2009

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$945.9	$889.4
Fair value of plan assets	734.3	693.3

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2010	2009

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$910.5	$835.5
Fair value of plan assets	725.6	662.0

       The net periodic pension benefit cost (income) includes the following components for 2010, 2009 and 2008:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$0.3	$0.8	$2.9	$11.4	$9.7	$10.9
Interest cost on benefit obligation	21.1	20.6	22.0	30.7	28.6	32.8
Expected return on plan assets	(29.9)	(30.0)	(31.1)	(24.9)	(21.2)	(30.4)
Recognized actuarial net loss	0.7	—	—	1.3	1.6	1.4
Amortization of prior service benefit	—	—	—	—	—	0.1
Settlement/curtailment (gain) loss	—	—	(19.3)	0.1	(0.2)	—
Special termination benefit	—	0.2	—	0.5	3.0	0.1

Net periodic benefit cost (income)	$(7.8)	$(8.4)	$(25.5)	$19.1	$21.5	$14.9

       The net periodic SERP and other postretirement benefit cost includes the following components for 2010, 2009 and 2008:

	SERP Benefits			Postretirement Benefits
(In millions)	2010	2009	2008	2010	2009	2008

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.4	$0.6	$0.8
Interest cost on benefit obligation	0.6	0.6	0.6	1.8	1.8	1.8
Recognized actuarial net gain	—	—	—	(0.2)	—	—
Amortization of prior service benefit	—	—	—	(0.1)	(0.1)	(0.1)
Special termination benefit	—	—	0.2	—	—	—

Net periodic benefit cost	$0.6	$0.6	$0.8	$1.9	$2.3	$2.5

Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2011	$22.6	$21.4	$0.5	$2.1
2012	23.2	23.5	0.5	2.2
2013	23.2	24.3	0.5	2.2
2014	23.7	25.4	1.7	2.1
2015	24.5	26.8	1.5	2.2
2016-2020	132.2	152.0	6.2	10.7

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2010 would change the accumulated postretirement benefit obligation as of December 31, 2010 and the 2010 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect in total of service and interest cost components	$0.3	$(0.3)
Effect on postretirement healthcare benefit obligation	4.5	(3.5)

       The fair values of the company's domestic plan assets at December 31, 2010 and 2009, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$128.1	$—	$128.1	$—
International equity funds	96.1	—	96.1	—
Fixed income funds	112.9	—	112.9	—
Private equity funds	13.0	—	—	13.0
Money market funds	12.3	—	12.3	—
Alternative investments	0.1	—	—	0.1

Total Assets	$362.5	$—	$349.4	$13.1

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$111.1	$—	$111.1	$—
International equity funds	90.7	—	90.7	—
Fixed income funds	115.4	—	115.4	—
Private equity funds	14.8	—	—	14.8
Money market funds	14.2	—	14.2	—
Alternative investments	0.9	—	—	0.9

Total Assets	$347.1	$—	$331.4	$15.7

The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds	Alternative Investments	Total

Balance at December 31, 2008	$15.4	$14.5	$29.9
Actual return on plan assets:
Relating to assets held at reporting date	(1.4)	0.4	(1.0)
Relating to assets sold/distributed during period	0.1	—	0.1
Purchases, capital contributions, sales and settlements	0.7	(14.0)	(13.3)

Balance at December 31, 2009	$14.8	$0.9	$15.7
Actual return on plan assets:
Relating to assets held at reporting date	(2.0)	0.1	(1.9)
Relating to assets sold/distributed during period	2.3	0.2	2.5
Purchases, capital contributions, sales and settlements	(2.1)	(1.1)	(3.2)

Balance at December 31, 2010	$13.0	$0.1	$13.1

       The table below presents, as of December 31, 2010, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$128.1	$—	At least monthly	No more than 3 days
International equity funds	96.1	—	At least monthly	No more than 3 days
Fixed income funds	112.9	—	At least monthly	No more than 3 days
Private equity funds	13.0	1.0	Restricted	Restricted
Money market funds	12.3	—	Daily	Daily
Alternative investments	0.1	—	Restricted	Restricted

	$362.5	$1.0

       The fair values of the company's non-U.S. plan assets at December 31, 2010 and 2009, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$249.0	$49.0	$200.0	$—
Fixed income funds	176.1	20.4	155.7	—
Insurance contracts	82.0	—	82.0	—
Cash / money market funds	3.4	3.2	0.2	—

Total Assets	$510.5	$72.6	$437.9	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2009	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$222.5	$39.1	$183.4	$—
Fixed income funds	166.0	18.8	147.2	—
Insurance contracts	79.3	—	79.3	—
Cash / money market funds	7.2	7.0	0.2	—

Total Assets	$475.0	$64.9	$410.1	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$200.0	$—	At least monthly	No more than 1 month
Fixed income funds	155.7	—	At least weekly	No more than 5 days
Insurance contracts	82.0	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$437.9	$—